RESEARCH TAX CREDIT	9 Months Ended
Sep. 30, 2013
Research Tax Credit [Abstract]
Research Tax Credit Disclosure [Text Block]
3. RESEARCH TAX CREDIT

The French government provides tax credits to companies for spending on innovative research and development. The research tax credit is considered as a grant and is deducted from operational expenses.

For the nine months period ended September 30, 2013, the credit amounted to $3,721,000($1,204,000 for the three-month period ended September 30, 2013) compared to $4,302,000 for the nine month period ended September 30, 2012 ($1,564,000 for the three-month period ended September 30, 2012).